Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2016	$ 1,959,111	$ 1,832,716	$ 10,022	$ 2,268,457	$ 52,797	$ (365,410)	$ (133,150)	$ 126,395
Profit/(loss) for the six-month period after taxes	14,177	12,613	0	0	0	12,613	0	1,564
Change in fair value of cash flow hedges	23,172	22,179	0	0	22,179	0	0	993
Currency translation differences	79,754	72,904	0	0	0	0	72,904	6,850
Tax effect	(8,402)	(8,194)	0	0	(8,194)	0	0	(208)
Other comprehensive income/(loss)	94,524	86,889	0	0	13,985	0	72,904	7,635
Total comprehensive income/(loss) for the period	108,701	99,502	0	0	13,985	12,613	72,904	9,199
Dividend distribution	(54,682)	(50,109)	0	(50,109)	0	0	0	(4,573)
Balance, end of period at Jun. 30, 2017	2,013,130	1,882,109	10,022	2,218,348	66,782	(352,797)	(60,246)	131,021
Balance, beginning of period (Restated [Member]) at Dec. 31, 2017	1,884,967	1,748,372	10,022	2,163,229	82,294	(489,026)	(18,147)	136,595
Balance, beginning of period (Application of New Accounting Standards [Member]) at Dec. 31, 2017	(10,486)	(10,486)	0	0	1,326	(11,812)	0	0
Balance, beginning of period at Dec. 31, 2017	1,895,453	1,758,858	10,022	2,163,229	80,968	(477,214)	(18,147)	136,595
Profit/(loss) for the six-month period after taxes	73,175	67,350	0	0	0	67,350	0	5,825
Change in fair value of cash flow hedges	24,709	23,526	0	0	17,009	6,517	0	1,183
Currency translation differences	(36,336)	(33,011)	0	0	0	0	(33,011)	(3,325)
Tax effect	(9,323)	(8,976)	0	0	(7,368)	(1,608)	0	(347)
Other comprehensive income/(loss)	(20,950)	(18,461)	0	0	9,641	4,909	(33,011)	(2,489)
Total comprehensive income/(loss) for the period	52,225	48,889	0	0	9,641	72,259	(33,011)	3,336
Dividend distribution	(72,958)	(63,137)	0	(63,137)	0	0	0	(9,821)
Balance, end of period at Jun. 30, 2018	$ 1,864,234	$ 1,734,124	$ 10,022	$ 2,100,092	$ 91,935	$ (416,767)	$ (51,158)	$ 130,110